CAPITAL STOCK (Details Narrative) - USD ($)												1 Months Ended
	Sep. 09, 2022	Sep. 05, 2022	Mar. 15, 2022	Feb. 05, 2022	Dec. 14, 2021	Oct. 01, 2021	Feb. 12, 2021	Jan. 07, 2021	Nov. 04, 2020	Oct. 10, 2020	May 01, 2020	Sep. 27, 2022	Jun. 27, 2022	Jan. 19, 2022	Sep. 15, 2021	Feb. 15, 2021	Jan. 29, 2021	Jan. 19, 2021	Dec. 21, 2020	Nov. 24, 2020	Sep. 30, 2022	Mar. 11, 2022	Dec. 31, 2021	Oct. 13, 2021	Oct. 11, 2021	Apr. 01, 2021	Feb. 22, 2021	Jan. 23, 2021	Jan. 18, 2021	Dec. 31, 2020	Jul. 20, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock Shares, Authorized																					950,000,000		950,000,000							950,000,000	950,000,000
Common share value, per share																					$ 0.001		$ 0.001							$ 0.001	$ 0.001
Sold Price							$ 0.024	$ 0.024		$ 0.024							$ 0.024	$ 0.024		$ 0.024
Common stock, shares sold							834,986	2,920,896		3,757,437							6,259,063	1,252,479		8,349,860
Proceeds From Issuance Of Private Placement							$ 20,000	$ 70,000		$ 90,000							$ 150,000	$ 30,000		$ 200,000
Proceeds From The Private Placement Paid In Cash							$ 20,000	$ 70,000		$ 90,000							$ 150,000	$ 30,000		$ 200,000
Stock Price						$ 0.081			$ 0.0435
Debt Instrument Borrow						$ 200,000
Interest						$ 15,000
Issuance Of Common Stock Shares						750,000
Consideration For Services Of Common Shares					500,000
Issuance Of Common Stock Shares Installments					125,000
Common Stock Shares Issued																					450,623,000	10,000,000	442,977,000							357,095,087			1,367,532	2,219,630
Fair Value Of Common Stock Shares																					$ 450,623		$ 442,977							$ 357,095
Patriot Shield National LLC [Member]
Common Stock Shares Issued																													2,800,000
Topline Holdings Inc [Member]
Common share value, per share																											$ 0.0555
Common stock, shares sold																875,000
Issued Restricted Stock, shares	2,000,000		2,000,000												875,000
Share Price Of Restricted Stock	$ 0.033		$ 0.052
Fair Value Restricted Common Stock	$ 66,000		$ 104,000												$ 63,000	$ 64,750
Restricted Common Stock Price Per Share															$ 0.072	$ 0.074
Common Stock Shares Issued																											208,635
Fair Value Of Common Stock Shares																											$ 11,579
Konkler Enterprises [Member]
Common share value, per share																											$ 0.0555
Common Stock Shares Issued																											2,337,228
Fair Value Of Common Stock Shares																											$ 11,579
James Bradley [Member]
Common share value, per share																								$ 0.079			$ 0.0555
Common Stock Shares Issued																								632,912			2,337,228
Fair Value Of Common Stock Shares																								$ 50,000			$ 129,716
Debt																											$ 2,245,000					$ 2,245,000
P2B Capital LLC [Member]
Common share value, per share																									$ 0.079	$ 0.055		$ 0.055
Stock Price																			$ 0.055
Common Stock Shares Issued																									300,000	300,000	65,285,714	250,000		250,000
Fair Value Of Common Stock Shares																									$ 23,550	$ 16,500		$ 13,750
Debt																											$ 2,245,000
Debt interest																											$ 42,833
Converted Shares Of Common Stock																											2,218,382
Chesapeake Group Inc [Member]
Common share value, per share																									$ 0.079	$ 0.055		$ 0.055
Common Stock Shares Issued																									300,000	300,000		250,000
Fair Value Of Common Stock Shares																									$ 23,550	$ 16,500		$ 13,750
Juddah Holdings LLC [Member]
Issued Restricted Stock, shares														330,000
Share Price Of Restricted Stock														$ 0.05
Fair Value Restricted Common Stock														$ 19,800
Unrelated Accredited Investor [Member]
Common stock, shares sold													2,000,000
Proceeds From Issuance Of Private Placement													$ 100,000
Proceeds From The Private Placement Paid In Cash													$ 100,000
Common stock, sold price													$ 0.05
Magenta Value Holdings, LLC [Member]
Number Of Shares Issued Preferred Stock											1,000,000
Right To Votes											90.00%
Jack Becker [Member]
Issued Restricted Stock, shares		550,000		600,000
Share Price Of Restricted Stock		$ 0.034		$ 0.052
Fair Value Restricted Common Stock		$ 18,700		$ 30,000
Richard Bowersock [Member]
Issued Restricted Stock, shares												166,000
Share Price Of Restricted Stock												$ 0.055
Fair Value Restricted Common Stock												$ 9,130